Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	2,980,176	4,649,963
Cash amount	$ 137	$ 207
Prior 2024 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	0	98,636
Cash amount	$ 0	$ 5
2024 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	1,992,480	4,551,327
Cash amount	$ 86	$ 202
2025 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	987,696	0
Cash amount	$ 51	$ 0